Subsequent events	12 Months Ended
Dec. 31, 2017
Disclosure Of Subsequent events [Line Items]
Disclosure of events after reporting period [text block]
23.	Subsequent events
  No significant subsequent events requiring disclosure or adjustment have occurred.

Kibali Jersey Limited [member]
Disclosure Of Subsequent events [Line Items]
Disclosure of events after reporting period [text block]	28. SUBSEQUENT EVENTS No significant subsequent events requiring disclosure or adjustment occurred.